Going Concern	6 Months Ended
Jun. 30, 2019
Going Concern [Abstract]
GOING CONCERN

2.	GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company's ability to operate profitably, to generate cash flows from operations, and to pursue financing arrangements to support its working capital requirements.

The following includes conditions give rise to substantial doubt about the Company's ability to continue as a going concern within one year from the financial statement issuance date and management's plans to mitigate these adverse conditions:

1)	Limited funds necessary to maintain operations

The Company had an accumulated deficit of US$163,747,238 as of June 30, 2019. In addition, the Company had a deficiency in net assets of US$62,854,111 as of June 30, 2019.  As of June 30, 2019, the Company had cash of US$405,701 and total liabilities of US$108,262,864. Caused by the limited funds, the management assessed that the Company was not able to keep the size of lending business within one year from the financial statement issuance date.

In November 2018, the Company established Zhiyuan and Zeshi, through which the Company plans to launch new supply chain financing services in the near future, including business factoring program. financing products design, related corporate financing solutions, investments and asset management, etc. as part of its restructuring plan. As of June 30, 2019, Zhiyuan had loans of aggregating US$48.8 million due from three customers.

2)	Recurring operating loss

During the six months ended June 30, 2019, the Company incurred operating loss of US$26,781,651. Affected by the reduction of lending business and increased loans losses, the management was in the opinion that recurring operating losses would be made continue within one year from the financial statement issuance date. The Company continues to use its best effort to improve collection of loan receivable and interest receivable, which would result in reversal of provision for loan losses and recognition of interest income which was past due over 90 days and thus a decrease in net loss.

3)	Negative operating cash flow

During the six months ended June 30, 2019, the Company incurred negative operating cash flow of US$1,028,815. However with the establishment of Zhiyuan and Zeshi, through which the Company plans to launch new supply chain financing services in the near future, including business factoring program. financing products design, related corporate financing solutions, investments and asset management, etc. as part of its restructuring plan, the management assessed the Company would have a positive operating cash flow within one year from the financial statement issuance date.

●	Partnership with financial institutions

The Company has been actively seeking strategic partners in developing supply chain financing services.

On July 15, 2019, the Company entered into a five-year strategic partnership agreement with Rui Xin Insurance Technology (Ningbo) Co., Ltd ("Rui Xin"), a financial technology company providing comprehensive insurance solutions. Through the partnership, each party expects to jointly grow their businesses and help each other to expand their customer base by leveraging each other's unique and complementary strength as well as resource in financial technology, the consumer finance market and the insurance industry. Pursuant to the strategic partnership agreement, the Company would benefit from 80% of the net income generated in consumer finance market, and 90% of the net income generated in the insurance industry.

On July 29, 2019, the Company entered into a five-year strategic partnership with Zhong Lian Jin An Insurance Brokers Co., Ltd. ("ZLJA"), a leading insurance brokerage company in China with over 90 branches across the nation. The partnership will enable both companies to further expand each other's customer bases and to develop superior, customized consumer financing and insurance products by leveraging their industry expertise, service capabilities, and industry networks. China Lending will utilize its market resources to help ZLJA to effectively expand and manage its insurance customer base and sales channels. In return, ZLJA will leverage its existing customer base to identify potential sales leads for the Company's consumer financing services. Pursuant to the strategic partnership agreement, the Company would benefit from 60% of the net income generated from the insurance customer base and sales channels facilitated by the Company.

On September 2, 2019, the Company entered into a three-year strategic partnership with Tianjin Taida Jianshe Group Co., Ltd. ("Taida"), a state-owned enterprise focusing on development, construction of industrial zones and properties, based in Tianjing. Pursuant to the strategic partnership agreement, the Company would provide Taida with real estate supply chain and real estate asset management services.

Though management had plans to mitigate the conditions or events that raise substantial doubt, there is substantial doubt about the Company's ability to continue as a going concern within one year from the financial statements issuance date, as there is no assurance that the liquidity plan will be successfully implemented. Failure to successfully implement the plan will have a material adverse effect on the Company's business, results of operations and financial position, and will materially adversely affect its ability to continue as a going concern.